UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 9/30/16

Item 1. Schedule of Investments.

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, September 30, 2016 (unaudited)
Franklin California Insured Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.8%
California 98.8%
ABAG Finance Authority for Nonprofit Corps. Insured Health Facility Revenue, Institute on Aging, Series
A, California Mortgage Insured, 5.65%, 8/15/38.	$9,000,000	$9,776,610
ABAG Finance Authority for Nonprofit Corps. Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	13,040,940
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	9,987,741
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 10/01/21.	64,660,000	67,527,671
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.45%, 10/01/25.	25,000,000	26,158,000
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B, NATL
Insured, zero cpn., 9/01/27	3,035,000	2,267,782
Alisal USD,
GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/32	3,355,000	2,167,598
GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/33	3,610,000	2,242,640
GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 2/01/34	3,345,000	2,027,940
Alvord USD,
GO, Riverside County, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32.	9,070,000	9,670,525
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	14,690,000	17,363,727
Anaheim City School District GO, Election of 2010, AGMC Insured, Pre-Refunded, 6.25%, 8/01/40	7,500,000	9,333,000
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%,
8/01/36	3,130,000	3,461,123
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	7,143,128
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45.	4,620,000	5,248,551
Auburn PFA Wastewater Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/39	1,880,000	2,107,461
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,014,360
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/28	5,810,000	3,193,989
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/43	5,000,000	5,813,450
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series S-4, AGMC Insured,
5.125%, 4/01/48	20,000,000	24,014,800
Beaumont USD,
GO, Capital Appreciation, Election of 2008, Series C, AGMC Insured, zero cpn., 8/01/40	11,000,000	4,709,100
GO, Election of 2008, Series C, AGMC Insured, 5.75%, 8/01/36	6,200,000	7,408,442
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,875,285
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	8,460,000	11,253,915
California Municipal Finance Authority Senior Living Revenue,
Pilgrim Place in Claremont, Series A, California Mortgage Insured, 5.875%, 5/15/29	2,895,000	3,261,825
Pilgrim Place in Claremont, Series A, California Mortgage Insured, 6.125%, 5/15/39	5,830,000	6,599,735
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 8/01/32	10,000,000	11,142,800
California State Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,607,503
College of the Sequoias and Kern Community College District, AGMC Insured, 5.125%, 6/01/35.	1,250,000	1,397,313
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District, Series
A, NATL Insured, 5.125%, 4/01/31	880,000	896,526
California State Educational Facilities Authority Revenue,
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	16,245,000	23,390,688
Stanford University, Series U-4, 5.00%, 6/01/43	9,775,000	14,074,729

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State GO,
NATL Insured, 6.00%, 10/01/21	$65,000	$66,734
Various Purpose, FGIC Insured, 5.375%, 6/01/26.	1,335,000	1,344,826
California State Health Facilities Financing Authority Revenue,
California Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,209,970
Children’s Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	7,000,000	7,893,620
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	685,000	687,514
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.25%, 2/01/26	5,000,000	6,034,500
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured,
5.00%, 7/01/34	1,000,000	1,219,690
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured,
5.00%, 7/01/39	1,450,000	1,744,292
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured,
5.00%, 7/01/44	1,160,000	1,388,358
Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42	15,000,000	15,071,550
California State Infrastructure and Economic Development Bank Revenue,
Infrastructure State Revolving Fund, Refunding, Series A, 5.00%, 10/01/40.	4,015,000	4,898,059
Infrastructure State Revolving Fund, Refunding, Series A, 5.00%, 10/01/43.	1,900,000	2,309,279
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B,
AGMC Insured, ETM, 5.90%, 9/01/26.	1,615,000	2,033,834
California State University Revenue,
Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	110,000	117,007
Systemwide, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	4,890,000	5,208,632
California Statewide CDA,
COP, NATL Insured, 5.00%, 4/01/18	1,280,000	1,282,790
COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21	330,000	331,238
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,750,400
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/37	16,705,000	17,677,064
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	17,540,940
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/28	17,215,000	18,951,305
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,514,200
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/28	7,825,000	8,479,874
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	17,765,000	20,632,626
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,440,680
The Redwoods Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,406,440
The Redwoods Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,784,027
Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	735,000	737,330
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	20,000,000	21,540,800
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	16,088,400
Carlsbad USD,
COP, Series A, Assured Guaranty, 5.00%, 10/01/34	14,000,000	15,457,260
COP, Series A, Assured Guaranty, 5.00%, 10/01/41	3,880,000	4,258,727
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,126,450
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,993,376
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured, 5.00%,
8/01/50	3,850,000	4,627,046
Central USD,
GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29	3,000,000	3,384,570
GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 8/01/33	3,500,000	3,960,810
Charter Oak USD, GO, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/40	5,000,000	5,867,200

|2

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	$2,790,000	$2,867,199
Coachella Valley USD,
GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/36	8,000,000	3,998,080
GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/37	8,000,000	3,836,960
GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/40	7,500,000	3,175,800
GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/43	10,000,000	3,706,400
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, 5.50%,
8/01/33	5,000,000	5,581,450
College of the Sequoias Visalia Area ID No. 2 GO,
Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,418,667
Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,410,130
Colton Joint USD,
GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	6,717,014
GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty,
Pre-Refunded, 5.375%, 8/01/34	10,665,000	11,995,032
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,709,261
Corona-Norco USD,
GO, Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25.	1,400,000	1,191,274
GO, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	2,064,058
GO, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	2,270,361
GO, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	3,902,426
GO, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	4,928,995
GO, Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34	12,000,000	12,936,360
GO, Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	8,385,525
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,340,257
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	4,028,360
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,804,761
Desert Sands USD, COP, Financing Project, AGMC Insured, Pre-Refunded, 5.75%, 3/01/24	10,000,000	10,687,500
East Bay MUD Wastewater System Revenue, Alameda and Contra Costa Counties, Refunding, Series
A-2, 5.00%, 6/01/38	12,060,000	16,721,431
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A,
5.00%, 6/01/36	7,355,000	9,028,336
El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/34	11,355,000	12,744,738
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,744,350
Elsinore Valley Municipal Water District COP, Series A, BHAC Insured, Pre-Refunded, 5.00%, 7/01/29	7,245,000	7,765,408
Escondido UHSD,
COP, AGMC Insured, 5.00%, 6/01/33	3,500,000	3,899,700
COP, AGMC Insured, 5.00%, 6/01/37	2,500,000	2,774,250
Fairfax Elementary School District GO, Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,693,430
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	35,000,000	31,634,050
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter,
1/15/32	37,260,000	33,642,054
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	11,326,400
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,993,112
Fowler USD,
GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	1,270,312
GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	1,183,880
GO, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	4,032,756
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured,
5.00%, 8/01/44	5,000,000	5,806,600

|3

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Fresno USD,
GO, Refunding, Series C, NATL Insured, 5.90%, 2/01/20	$2,065,000	$2,383,774
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,556,770
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A,
AGMC Insured, 5.00%, 9/01/31	2,500,000	2,958,450
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23.	3,030,000	2,683,156
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,002,850
Grossmont UHSD,
GO, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	4,296,181
GO, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33.	1,440,000	1,604,563
GO, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.25%, 8/01/33.	7,510,000	8,420,512
Hawthorne School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,096,340
Hayward USD, GO, Capital Appreciation, Election of 2008, Series A, AGMC Insured, Pre-Refunded, zero
cpn., 8/01/38	9,875,000	2,622,306
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,258,260
Indian Wells Valley Water District COP,
Refunding, Assured Guaranty, 5.125%, 10/01/32	1,690,000	1,825,656
Refunding, Assured Guaranty, 5.25%, 10/01/39	7,590,000	8,205,245
Irvine USD Special Tax, CFD No. 01-1, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	8,330,840
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25	3,045,000	3,934,658
Refunding, Series A, NATL Insured, 6.45%, 8/01/29	3,075,000	4,184,829
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,879,460
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,742,880
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,517,720
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured,
5.25%, 9/01/40	7,900,000	8,974,479
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%,
8/15/28	1,855,000	2,104,368
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	11,041,000
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	11,140,200
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn.,
8/01/45	11,540,000	4,022,152
Lancaster School District GO,
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	4,421,112
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	4,642,679
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,749,665
Lemon Grove School District GO, Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,320,605
Live Oak School District COP,
Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29	1,245,000	1,404,597
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/34	2,270,000	2,584,667
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/39	2,750,000	3,131,205
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	20,138,174
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%,
5/15/40	30,000,000	34,142,100
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects, Refunding,
Series 1, NATL Insured, 6.50%, 7/01/22	395,000	396,770
Los Angeles USD,
GO, Election of 2004, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/27	5,000,000	5,153,200
GO, Election of 2004, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	5,000,000	5,153,200
GO, Election of 2005, Series E, AGMC Insured, Pre-Refunded, 5.00%, 7/01/27.	5,800,000	5,977,712

|4

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%, 10/01/40 .	$5,115,000	$5,748,595
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%,
8/01/41	7,500,000	8,586,975
Montebello USD, GO, Election of 2004, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33	2,700,000	2,903,175
Monterey Peninsula USD, GO, Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/41	17,500,000	20,866,125
Moorpark USD,
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,475,761
GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	3,519,124
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	3,871,744
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	2,096,514
Oceanside USD,
GO, Capital Appreciation, Election of 2008, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33 .	5,000,000	5,362,900
GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	5,229,130
GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	3,732,400
Orange Special Tax, CFD No. 06-1, Del Rio Public Inprovements, Refunding, AGMC Insured, 5.00%,
10/01/40	7,500,000	8,738,400
Paramount USD,
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	12,772,178
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,813,678
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/22	1,900,000	1,704,870
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/23	1,985,000	1,730,662
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/24	2,075,000	1,745,884
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/26	2,265,000	1,779,701
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001. Series A, NATL
Insured, zero cpn., 8/01/25	2,170,000	1,761,194
Peralta Community College District GO, Election of 2006, Series B, AGMC Insured, Pre-Refunded,
5.00%, 8/01/24	6,000,000	6,204,000
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,230,000	3,233,165
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,558,920
Perris UHSD, GO, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,822,650
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, Pre-Refunded, 5.50%,
9/01/46	9,980,000	12,124,602
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,495,880
Pomona USD,
GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	18,458,240
GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
8/01/33	5,675,000	6,363,037
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.875%, 8/01/37	24,000,000	26,961,360
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn.,
8/01/35	10,000,000	5,522,000
Ripon USD, GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, zero cpn. to
8/01/18, 5.00% thereafter, 8/01/42	3,020,000	3,110,691
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,687,966
Rohnert Park Community Development Commission Tax Allocation Revenue,
Redevelopment Project, Series R, NATL Insured, 5.00%, 8/01/37	3,620,000	3,656,707
Redevelopment Project, Series R, NATL Insured, ETM, 5.00%, 8/01/37	1,380,000	1,414,472

|5

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Sacramento Area Flood Control Agency Special Assessment,
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32	$5,000,000	$5,191,250
Subordinate, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16	150,000	150,570
Sacramento County Airport System Revenue, Senior, Series B, Assured Guaranty, 5.50%, 7/01/34.	16,320,000	17,556,077
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%,
9/01/30	5,435,000	6,270,088
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22 .	21,330,000	16,232,557
San Buenaventura Public Facilities Financing Authority Waste Water Revenue, Series C, 5.00%, 1/01/39 .	8,500,000	9,997,275
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,852,793
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, 5.00%, 11/01/36 .	5,000,000	6,083,850
San Gabriel USD,
GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26.	3,530,000	2,787,182
GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 2/01/27.	1,850,000	1,428,589
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,944,144
San Joaquin Delta Community College District GO,
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	4,832,851
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	6,603,045
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	10,361,010
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%,
8/01/31	15,470,000	15,715,045
San Luis Obispo County Financing Authority Revenue, Refunding, Series A, BAM Insured, 5.00%,
9/01/37	10,000,000	12,037,800
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	15,635,000	17,387,683
San Marino USD, GO, Capital Appreciation, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25 .	6,080,000	5,167,270
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	2,360,000	2,761,176
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,721,199
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,380,810
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	14,245,000	11,305,117
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured,
Pre-Refunded, 5.125%, 2/01/41.	11,545,000	11,954,270
Santee School District GO,
Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/31	6,845,000	7,080,605
Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/38.	1,000,000	1,065,280
Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/48.	5,250,000	5,561,378
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,238,680
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,670,025
Snowline Joint USD, COP, Refinancing Project, Assured Guaranty, Pre-Refunded, 5.00%, 9/01/34	13,390,000	14,960,781
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41	10,000,000	11,883,600
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	2,340,000	1,672,679
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	1,665,593
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	1,673,591
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	2,660,000	1,673,752
Stanislaus USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,635,724
GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	4,016,386
Sulphur Springs USD,
COP, AGMC Insured, ETM, 6.50%, 12/01/37	3,610,000	4,354,743
COP, Refunding, AGMC Insured, 6.50%, 12/01/37	11,390,000	15,075,348

|6

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Truckee PFA Tax Allocation Revenue,
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	$1,255,000	$1,419,982
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37	5,000,000	5,711,800
Tulare County Board of Education COP,
Capital Improvement Projects, BAM Insured, 5.375%, 5/01/33	3,185,000	3,798,431
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/38	8,305,000	9,911,685
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	2,125,000	2,452,399
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.25%, 9/01/39	3,250,000	3,781,798
Union Elementary School District GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/24	2,000,000	1,670,520
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/25	5,500,000	4,443,340
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/26	5,850,000	4,578,269
Val Verde USD,
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,573,878
GO, Capital Appreciation, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34 .	1,000,000	1,056,330
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	17,769,300
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1,
AGMC Insured, 5.00%, 9/01/37	3,020,000	3,569,127
Vista USD,
GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26.	7,150,000	5,623,547
GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 2/01/27.	4,795,000	3,699,007
Weaver USD, GO, Capital Appreciation, Election of 2006, Series C, AMBAC Insured, Pre-Refunded, zero
cpn., 8/01/47	18,685,000	3,717,754
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29.	2,500,000	2,787,500
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC
Insured, 6.50%, 8/01/41	4,000,000	4,887,280
West Sacramento Area Flood Control Agency Assessment Revenue,
AGMC Insured, 5.00%, 9/01/40	3,000,000	3,516,960
AGMC Insured, 5.00%, 9/01/45	7,500,000	8,760,225
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,142,710
Western Riverside County Water and Wastewater Finance Authority Revenue,
Western Municipal Water District Improvement, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,957,813
Western Municipal Water District Improvement, Assured Guaranty, 5.625%, 9/01/39	2,500,000	2,794,375
Wiseburn School District GO,
Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/40	9,215,000	10,867,526
Election of 2010, Series B, AGMC Insured, Pre-Refunded, 5.625%, 5/01/41	10,000,000	12,150,800
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, Pre-Refunded,
5.00%, 8/01/32	5,000,000	5,376,250
Total Municipal Bonds before Short Term Investments (Cost $1,415,327,480)		1,643,480,449

|7

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $10,700,000) 0.6%
Municipal Bonds 0.6%
California 0.6%
[a] California State GO, Kindergarten, Refunding, Series A1, Daily VRDN and Put, 0.78%, 5/01/34	$10,700,000	$10,700,000
Total Investments (Cost $1,426,027,480) 99.4%		1,654,180,449
Other Assets, less Liabilities 0.6%.		9,168,554
Net Assets 100.0%		$1,663,349,003

See Abbreviations on page 25.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|8

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, September 30, 2016 (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.0%
California 95.9%
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue,
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/23 .	$1,000,000	$1,221,170
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/24 .	1,000,000	1,213,570
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 5.00%, 5/15/20	1,535,000	1,654,055
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	7,624,488
The Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,167,490
The Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	980,220
The Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	547,644
The Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,184,490
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/17	1,950,000	1,920,067
Capital Appreciation, sub. lien, Series A, AMBAC Insured, ETM, zero cpn., 10/01/17	8,050,000	7,983,507
second sub. lien, Refunding, Series B, 5.00%, 10/01/34	3,500,000	4,251,940
sub. lien, Refunding, Series A, 5.00%, 10/01/24	1,900,000	2,355,316
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, Series A,
5.00%, 8/01/25	4,210,000	5,339,838
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22	4,065,000	3,128,830
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured,
Pre-Refunded, zero cpn., 8/01/24	5,265,000	3,698,031
Banning Utility Authority Water Enterprise Revenue, Improvement Projects, NATL Insured, Pre-Refunded,
5.00%, 11/01/21	1,080,000	1,083,272
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.00%,
4/01/22	15,000,000	18,161,100
Bonita Canyon Public Facilities Financing Authority Special Tax,
CFD No. 98-1, Refunding, 5.00%, 9/01/26	1,000,000	1,051,060
CFD No. 98-1, Refunding, 5.00%, 9/01/28	2,000,000	2,102,100
California Community College Financing Authority Lease Revenue, Coast Community College District,
Series A, Pre-Refunded, 5.00%, 6/01/26.	1,220,000	1,437,160
California Infrastructure and Economic Development Bank Revenue, Broad Museum Project, Series A,
5.00%, 6/01/21	5,000,000	5,927,550
California State Department of Water Resources Power Supply Revenue,
Refunding, Series L, 5.00%, 5/01/22.	4,440,000	5,086,952
Refunding, Series N, 5.00%, 5/01/21	10,845,000	12,810,982
Series H, AGMC Insured, 5.00%, 5/01/17	10,420,000	10,677,166
Series H, AGMC Insured, Pre-Refunded, 5.00%, 5/01/22	5,000,000	5,325,000
Series H, Pre-Refunded, 5.00%, 5/01/22	7,400,000	7,882,184
Series L, Pre-Refunded, 5.00%, 5/01/22	7,560,000	8,638,585
California State Department of Water Resources Water System Revenue,
Central Valley Project, Refunding, Series AE, 5.00%, 12/01/26	140,000	149,314
Central Valley Project, Refunding, Series AM, 5.00%, 12/01/23	10,000,000	12,467,100
Central Valley Project, Refunding, Series AM, 5.00%, 12/01/24	8,495,000	10,541,615
Central Valley Project, Refunding, Series AM, 5.00%, 12/01/25	5,000,000	6,190,150
Central Valley Project, Refunding, Series AS, 5.00%, 12/01/25	6,125,000	7,818,746
Central Valley Project, Series AE, Pre-Refunded, 5.00%, 12/01/26	4,860,000	5,197,478
Central Valley Project, Series AS, 5.00%, 12/01/24.	11,090,000	14,265,178
Central Valley Project, Series AS, 5.00%, 12/01/26.	22,455,000	28,545,470
Central Valley Project, Series AS, ETM, 5.00%, 12/01/24	35,000	44,617
Central Valley Project, Series AS, Pre-Refunded, 5.00%, 12/01/25	5,000	6,374
Central Valley Project, Series AS, Pre-Refunded, 5.00%, 12/01/26	45,000	57,364

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	$5,000,000	$5,794,650
Stanford University, Refunding, Series U-5, 5.00%, 5/01/21	40,000,000	47,310,000
University of San Francisco, 5.00%, 10/01/21	3,000,000	3,540,870
California State GO,
Refunding, 5.00%, 2/01/22	15,000,000	17,990,100
Refunding, 5.25%, 9/01/22	16,330,000	20,099,944
Refunding, 5.00%, 10/01/22	15,785,000	19,251,386
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	6,217,600
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	6,202,200
California State Health Facilities Financing Authority Revenue,
California Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/30	1,825,000	2,253,692
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/30	3,000,000	3,734,850
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.00%, 2/01/24	2,000,000	2,394,720
Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33	1,000,000	1,201,130
Providence Health & Services, Series C, Pre-Refunded, 5.75%, 10/01/19	1,440,000	1,578,859
Providence Health & Services, Series C, Pre-Refunded, 6.00%, 10/01/20	1,500,000	1,652,025
Scripps Health, Series A, 5.00%, 10/01/22	4,600,000	4,998,590
Sutter Health, Series A, 5.00%, 11/15/29	1,000,000	1,253,450
Sutter Health, Series A, 5.00%, 11/15/30	1,000,000	1,247,780
Sutter Health, Series A, 5.00%, 11/15/31	1,500,000	1,864,605
California State Infrastructure and Economic Developmenent Bank Revenue, Green Bond, 5.00%,
10/01/31	5,000,000	6,335,050
California State Infrastructure and Economic Development Bank Revenue, Infrastructure State Revolving
Fund, Refunding, Series A, 5.00%, 10/01/32	2,915,000	3,644,799
California State Municipal Finance Authority COP,
Community Hospitals of Central California, 5.00%, 2/01/18	4,390,000	4,604,539
Community Hospitals of Central California, 5.00%, 2/01/19	3,860,000	4,164,361
Community Hospitals of Central California, 5.00%, 2/01/20	1,600,000	1,728,448
Community Hospitals of Central California, 5.00%, 2/01/21	1,600,000	1,726,928
Community Hospitals of Central California, Refunding, 5.00%, 2/01/17.	4,025,000	4,078,049
Community Hospitals of Central California, Refunding, 5.00%, 2/01/19.	2,590,000	2,624,473
California State Municipal Finance Authority Revenue,
Community Medical Centers, Series A, 5.00%, 2/01/26.	2,010,000	2,442,632
Community Medical Centers, Series A, 5.00%, 2/01/28.	1,500,000	1,798,830
Harbor Regional Center Project, Refunding, 5.00%, 11/01/26	1,085,000	1,347,711
Inland Regional Center Project, Refunding, 5.00%, 6/15/21	1,435,000	1,661,113
Inland Regional Center Project, Refunding, 5.00%, 6/15/23	1,580,000	1,908,561
Inland Regional Center Project, Refunding, 5.00%, 6/15/24	1,000,000	1,227,330
Inland Regional Center Project, Refunding, 5.00%, 6/15/32	6,625,000	7,854,931
Kern Regional Center Project, Series A, 6.00%, 5/01/19	710,000	769,590
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,719,090
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,202,550
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%,
12/01/27	3,990,000	4,569,627
California State Public Works Board Lease Revenue,
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,833,800
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series A, 5.00%,
9/01/26	10,000,000	12,523,700
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series D, 5.00%,
9/01/26	6,835,000	8,559,949

|10

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue, (continued)
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	$980,000	$983,077
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23	4,000,000	4,469,040
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24	6,605,000	7,433,994
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 5.50%, 11/01/25	4,725,000	5,382,106
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 5.50%, 11/01/26	1,000,000	1,139,070
Trustees of the California State University, Various California State University Projects, Series D,
Pre-Refunded, 5.00%, 9/01/25	2,920,000	3,561,904
Trustees of the California State University, Various California State University Projects, Series D,
Pre-Refunded, 5.00%, 9/01/26	4,650,000	5,672,209
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	7,475,000	8,541,383
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,089,160
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20	6,405,000	7,171,678
Various Capital Projects, Series G, Sub Series G-1, 5.125%, 10/01/22	14,555,000	16,309,460
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,880,700
Systemwide, Series A, 5.00%, 11/01/26	11,000,000	13,325,950
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%,
7/20/24	3,540,000	3,831,200
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,376,310
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,251,760
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,201,670
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,484,988
Lodi Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.00%, 12/01/22	8,000,000	8,390,400
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/18	2,905,000	3,147,045
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 2/01/19	3,035,000	3,354,343
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/19	3,075,000	3,464,572
Poway RHF Housing, Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	606,710
The Redwoods Project, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,213,420
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,423,820
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,705,244
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	8,414,826
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	1,000,000	1,000,690
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	1,000,680
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	3,000,000	3,002,490
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 6.00%, 5/15/23.	10,000,000	10,835,700
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/24	1,000,000	1,231,440
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/25	1,925,000	2,407,347
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/26	1,700,000	2,138,804
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/27	1,000,000	1,243,310
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/28	2,500,000	3,079,025
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/29	2,000,000	2,457,400

|11

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Campbell USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/28	$3,235,000	$4,100,039
Carson RDA,
Tax Allocation Housing, Series A, 5.00%, 10/01/22.	1,975,000	2,250,730
Tax Allocation Housing, Series A, 5.00%, 10/01/23.	2,135,000	2,423,268
Tax Allocation Housing, Series A, 5.00%, 10/01/24.	2,245,000	2,538,826
Tax Allocation Housing, Series A, 5.00%, 10/01/25.	1,700,000	1,915,475
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation,
AMBAC Insured, zero cpn., 8/01/22	10,445,000	9,410,214
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding,
5.00%, 8/01/24	6,715,000	8,336,807
City of Sacramento Special Tax,
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/26	615,000	749,673
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/28	1,220,000	1,467,526
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/29	1,555,000	1,860,869
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/30	1,045,000	1,243,216
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/31	1,800,000	2,130,426
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/17.	5,235,000	5,185,005
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,442,040
Clovis Water Revenue,
Refunding, BAM Insured, 5.00%, 3/01/26	2,620,000	3,132,053
Refunding, BAM Insured, 5.00%, 3/01/27	1,000,000	1,188,110
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,751,474
Conejo Valley USD, GO, Capital Appreciation, Election of 1998, Series C, AGMC Insured, zero cpn.,
8/01/17	2,500,000	2,474,325
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26 .	3,400,000	4,275,296
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,444,969
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,666,525
GO, Riverside County, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30%
thereafter, 8/01/25.	4,645,000	4,712,910
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,945,076
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,233,940
Covina Valley USD GO, Refunding, 5.00%, 8/01/32	2,000,000	2,482,200
Cupertino USD,
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/26	1,285,000	1,628,763
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/27	1,500,000	1,902,555
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/28	1,000,000	1,262,450
GO, Santa Clara County, Pre-Refunded, 5.00%, 8/01/22	1,690,000	1,945,612
Del Mar Race Track Authority Revenue,
Refunding, 5.00%, 10/01/22	1,435,000	1,661,041
Refunding, 5.00%, 10/01/23	1,510,000	1,766,519
Refunding, 5.00%, 10/01/28	1,925,000	2,219,429
Refunding, 5.00%, 10/01/30	1,125,000	1,287,979
Desert Community College District GO,
Riverside and Imperial Counties, Refunding, 5.00%, 8/01/32	6,645,000	8,306,914
Riverside and Imperial Counties, Refunding, 5.00%, 8/01/34	19,710,000	24,450,452
Desert Sands USD,
COP, Financing Project, AGMC Insured, Pre-Refunded, 5.00%, 3/01/19	2,090,000	2,211,826
GO, Election of 2001, Pre-Refunded, 5.25%, 8/01/21	2,015,000	2,175,716

|12

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/25.	$2,845,000	$3,687,860
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/26.	3,650,000	4,805,809
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/27.	1,500,000	2,002,980
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29.	1,000,000	1,359,340
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/28.	10,000,000	12,710,000
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29.	5,000,000	6,308,950
East Side UHSD Santa Clara County GO,
Refunding, AGMC Insured, 5.00%, 8/01/20	2,800,000	3,216,668
Refunding, AGMC Insured, 5.00%, 8/01/21	2,140,000	2,456,720
Refunding, AGMC Insured, 5.00%, 8/01/22	3,090,000	3,539,811
Eastern Municipal Water District Water and Wastewater Revenue,
Subordinate, Refunding, Series A, 5.00%, 7/01/28	1,875,000	2,412,600
Subordinate, Refunding, Series A, 5.00%, 7/01/29	3,615,000	4,618,054
Subordinate, Refunding, Series A, 5.00%, 7/01/30	3,735,000	4,740,873
Subordinate, Refunding, Series A, 5.00%, 7/01/31	3,000,000	3,786,690
Subordinate, Refunding, Series A, 5.00%, 7/01/32	2,500,000	3,140,475
Subordinate, Refunding, Series A, 5.00%, 7/01/33	3,750,000	4,691,962
Subordinate, Refunding, Series A, 5.00%, 7/01/34	4,715,000	5,875,833
Subordinate, Refunding, Series A, 5.00%, 7/01/35	4,970,000	6,164,092
Subordinate, Refunding, Series A, 5.00%, 7/01/36	2,315,000	2,857,520
Eden Township Healthcare District COP, 5.00%, 6/01/18	1,025,000	1,061,347
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/30	1,130,000	1,361,277
Fairfax School District GO, Election of 2000, Series A, NATL Insured, 5.00%, 11/01/17	255,000	258,631
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,163,006
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,220,329
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,107,570
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,446,797
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,519,751
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,588,608
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter,
1/15/29	19,895,000	17,676,509
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	2,093,150
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.80% thereafter, 1/15/26	3,760,000	3,205,250
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.90% thereafter, 1/15/27	6,395,000	5,546,767
Foothill-De Anza Community College District GO,
Santa Clara County, Refunding, 5.00%, 8/01/27	1,250,000	1,599,538
Santa Clara County, Refunding, 5.00%, 8/01/28	2,500,000	3,177,875
[a] Fresno USD,
GO, Refunding, Series A, 5.00%, 8/01/30	2,640,000	3,299,102
GO, Refunding, Series A, 5.00%, 8/01/31	3,025,000	3,762,071
Fullerton School District Financing Authority Special Tax Revenue,
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/27	1,000,000	1,195,430
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/28	1,040,000	1,239,545
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Series A, 5.00%, 6/01/32	5,000,000	6,102,200

|13

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Imperial Community College District GO,
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/21	$1,010,000	$1,187,215
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/22	1,170,000	1,405,416
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/23	1,350,000	1,600,047
Independent Cities Finance Authority Mobile Home Park Revenue, San Juan Mobile Estates, Refunding,
5.00%, 8/15/30	1,575,000	1,886,866
Irvine Improvement Bond Act 1915 Special Assessment, Limited Obligation, Reassessment District No.
15-2, Refunding, 5.00%, 9/02/25	1,000,000	1,213,650
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 4, 4.00%, 9/01/25	700,000	803,740
CFD No. 2013-3, Great Park, Improvement Area No. 4, 4.00%, 9/01/31	1,000,000	1,114,410
CFD No. 2013-3, Great Park, Improvement Area No. 4, 4.00%, 9/01/34	1,745,000	1,924,648
CFD No. 2013-3, Great Park, Improvement Area No. 4, 4.00%, 9/01/35	1,250,000	1,373,675
CFD No. 2013-3, Improvement Area No. 1, 4.00%, 9/01/32	1,000,000	1,109,680
CFD No. 2013-3, Improvement Area No. 1, 4.00%, 9/01/36	2,000,000	2,192,560
CFD No. 2013-3, Improvement Area No. 4, 4.00%, 9/01/29	1,350,000	1,512,716
Irvine USD Financing Authority Special Tax,
Series A, 4.80%, 9/01/17.	1,325,000	1,343,351
Series A, 4.875%, 9/01/18	1,490,000	1,510,786
Series A, 5.00%, 9/01/20.	1,095,000	1,109,607
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/26	1,855,000	2,233,012
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,233,150
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,211,800
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,559,644
Refunding, Series A, 5.00%, 9/01/28	1,025,000	1,230,236
Refunding, Series A, 5.00%, 9/01/29	1,155,000	1,380,156
Refunding, Series A, 5.00%, 9/01/29	530,000	645,291
Refunding, Series A, 5.00%, 9/01/30	1,510,000	1,797,731
Refunding, Series A, 5.00%, 9/01/31	1,190,000	1,406,378
Refunding, Series A, 5.00%, 9/01/32	2,505,000	2,949,612
Refunding, Series A, 5.00%, 9/01/33	2,635,000	3,093,595
Series A, AGMC Insured, 5.00%, 9/01/30	2,750,000	3,279,595
Series A, AGMC Insured, 5.00%, 9/01/33	5,000,000	5,931,000
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	5,405,000	6,458,651
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,466,426
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.00%, 9/01/27	1,620,000	1,874,259
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/29	940,000	1,094,574
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,117,361
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/27.	1,285,000	1,561,326
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/32.	1,250,000	1,486,463
Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	19,025,550
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A, Pre-Refunded,
5.00%, 8/15/20	20,000,000	21,536,800
Los Angeles County MTA Proposition A First Tier Senior Sales Tax Revenue,
Refunding, Series A, 5.00%, 7/01/26	6,315,000	8,024,470
Refunding, Series A, 5.00%, 7/01/27	6,630,000	8,391,326
Los Angeles County MTA Sales Tax Revenue,
Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	17,339,550
Proposition C, Senior, Refunding, Series B, 5.00%, 7/01/23	5,000,000	6,075,300

|14

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding, Series
A, 5.00%, 10/01/22	$2,750,000	$3,263,370
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	6,321,801
Power System, Refunding, Series A, 5.00%, 7/01/29	1,000,000	1,271,220
Power System, Refunding, Series A, 5.00%, 7/01/30	10,000,000	12,396,600
Power System, Refunding, Series A, 5.00%, 7/01/31	1,500,000	1,879,275
Power System, Refunding, Series C, 5.00%, 7/01/27	10,000,000	12,531,500
Power System, Series D, 5.00%, 7/01/26.	2,600,000	3,279,822
Power System, Series D, 5.00%, 7/01/27.	2,000,000	2,506,300
Power System, Series D, 5.00%, 7/01/28.	2,550,000	3,182,859
Water System, Refunding, Series B, 5.00%, 7/01/29.	10,000,000	12,712,200
Los Angeles GO, Judgment Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,028,776
Los Angeles USD,
COP, 5.00%, 12/01/20	3,830,000	4,441,842
GO, Election of 2002, Series D, 5.00%, 7/01/27	3,410,000	3,780,496
GO, Election of 2004, Series I, 5.00%, 7/01/18	5,000,000	5,360,950
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	16,625,278
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,923,350
Los Angeles Wastewater System Revenue,
Subordinate, Refunding, Series A, 5.00%, 6/01/27	9,145,000	11,197,504
Subordinate, Refunding, Series B, 5.00%, 6/01/28	11,700,000	14,130,909
Manteca USD Special Tax,
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/22	1,000,000	1,190,850
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/26	1,280,000	1,531,059
Marina Joint Powers Financing Authority MFHR,
Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured, 3.90%, 11/15/36	3,440,000	3,452,281
Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured, 3.95%, 11/15/36	1,190,000	1,194,320
Martinez USD, GO, Contra Costa County, Election of 2010, 5.375%, 8/01/26	5,000,000	6,399,400
Menifee USD, PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/25.	1,200,000	1,459,536
The Metropolitan Water District of Southern California Revenue, Authorization, Series A, 5.00%, 7/01/28 .	8,000,000	10,165,040
The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series C, 5.00%, 10/01/26	8,010,000	9,483,920
Refunding, Series E, 5.00%, 7/01/22	23,900,000	29,188,831
Refunding, Series E, 5.00%, 7/01/23	20,000,000	25,037,800
Refunding, Series E, 5.00%, 7/01/24	1,110,000	1,417,992
Montebello USD,
GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/18	1,455,000	1,418,218
GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/19	1,480,000	1,418,476
Moreno Valley USD, GO, Riverside County, Capital Appreciation, Refunding, NATL Insured, zero cpn.,
8/01/24	7,500,000	6,423,825
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,809,696
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of
2008, Series A, zero cpn. to 8/01/23, 5.875% thereafter, 8/01/28	6,000,000	5,873,640
Murrieta PFA Special Tax Revenue,
Refunding, 5.00%, 9/01/20	1,225,000	1,397,541
Refunding, 5.00%, 9/01/22	1,495,000	1,788,708
Refunding, 5.00%, 9/01/24	1,810,000	2,139,764
Refunding, 5.00%, 9/01/25	1,000,000	1,175,440
Napa Valley USD, GO, Refunding, Series A, 5.00%, 8/01/30	1,000,000	1,264,260

|15

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
New Haven USD,
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/22	$11,750,000	$10,506,850
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/23	3,200,000	2,776,832
Northern California Power Agency Revenue,
Geothermal Project No. 3, Series A, 5.00%, 7/01/23	2,000,000	2,198,440
Geothermal Project No. 3, Series A, 5.25%, 7/01/24	2,000,000	2,212,420
Northern California Transmission Agency Revenue,
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/27	1,200,000	1,547,220
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/28	1,000,000	1,278,190
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/29	1,500,000	1,900,695
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,565,189
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.50%, 8/01/23	2,200,000	2,543,200
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond
Refinancings, Refunding, Series A, 5.00%, 9/02/26	1,025,000	1,203,022
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended, Series A,
NATL Insured, 5.00%, 4/01/23	7,690,000	7,825,190
Palo Alto 1915 Act Special Assessment,
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/28	1,000,000	1,135,330
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/29	1,280,000	1,449,459
Palo Verde Community College District COP,
AMBAC Insure d, 5.00%, 1/01/22	485,000	496,131
AMBAC Insured, 5.00%, 1/01/23	510,000	521,725
AMBAC Insured, 5.00%, 1/01/24	510,000	521,720
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X, 5.35%,
12/01/16	350,000	352,415
Poway USD,
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/31	1,700,000	2,003,178
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/32	1,850,000	2,176,007
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/27	1,400,000	1,768,508
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/28	1,335,000	1,666,053
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/29	1,760,000	2,178,757
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	1,885,000	2,322,226
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/31	1,700,000	2,084,217
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%,
7/01/21	1,695,000	1,746,545
Rancho Santa Fe Community Services District Financing Authority Revenue,
superior lien, Refunding, Series A, 5.00%, 9/01/27	1,800,000	2,271,960
superior lien, Refunding, Series A, 5.00%, 9/01/28	2,675,000	3,341,048
superior lien, Refunding, Series A, 5.00%, 9/01/29	1,375,000	1,702,154
superior lien, Refunding, Series A, 5.00%, 9/01/30	1,600,000	1,979,088
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19.	1,000,000	1,003,190
Richmond Joint Powers Financing Authority Lease Revenue,
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/19	2,010,000	2,202,478
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/20	2,315,000	2,553,607
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/21	2,050,000	2,260,678
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A,
5.00%, 8/01/27	3,550,000	4,419,288

|16

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	$830,000	$944,009
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,290,414
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25.	1,225,000	1,518,351
Riverside County Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.25%, 6/01/25	3,500,000	4,401,530
Refunding, Series A, 5.25%, 6/01/27	4,000,000	5,012,880
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/28	3,870,000	4,769,388
Refunding, Series A, 5.00%, 8/01/29	4,670,000	5,709,028
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/27	1,000,000	1,187,930
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/28	1,960,000	2,316,387
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/29	2,130,000	2,508,054
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/30	2,310,000	2,710,046
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/31	2,495,000	2,912,089
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/32	2,690,000	3,125,914
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding,
Series A, AGMC Insured, 5.00%, 9/01/21	1,305,000	1,526,954
Sacramento County COP,
Refunding, 5.375%, 2/01/23	3,400,000	3,837,138
Refunding, 5.50%, 2/01/25	3,770,000	4,258,140
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County
Sanitation District, Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,460,560
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott
Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,732,015
Sacramento MUD Electric Revenue,
Refunding, Series X, 5.00%, 8/15/25	7,445,000	8,804,010
Series X, Pre-Refunded, 5.00%, 8/15/25	2,555,000	3,026,704
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	16,654,050
San Bernardino County Transportation Authority Revenue,
Sales Tax Revenue, Series A, 5.00%, 3/01/30	2,685,000	3,249,172
Sales Tax Revenue, Series A, 5.00%, 3/01/31	5,090,000	6,140,016
San Diego County Regional Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.00%, 4/01/34	5,500,000	6,849,645
Refunding, Series A, 5.00%, 4/01/35	6,500,000	8,057,270
Refunding, Series A, 5.00%, 4/01/36	6,500,000	8,025,875
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A,
5.00%, 9/01/26	8,000,000	9,094,080
San Diego Public Facilities Financing Authority Water Revenue,
Refunding, Series B, 5.00%, 8/01/29	12,560,000	16,046,279
Refunding, Series B, 5.00%, 8/01/30	13,630,000	17,287,474
Refunding, Series B, 5.00%, 8/01/31	6,700,000	8,456,941
Refunding, Series B, 5.00%, 8/01/32	10,000,000	12,561,500
San Diego RDA Tax Allocation Revenue, Naval Training Center Redevelopment Project, Series A, 5.00%,
9/01/25	1,000,000	1,102,640
San Diego USD, GO, Refunding, Series R-5, 5.00%, 7/01/29	5,000,000	6,377,150
San Francisco BART District GO,
Election of 2004, Refunding, Series D, 5.00%, 8/01/32	5,000,000	6,235,000
Election of 2004, Series C, 5.00%, 8/01/27	2,640,000	3,273,732
Election of 2004, Series C, 5.00%, 8/01/28	3,500,000	4,324,740

|17

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Francisco City and County Airport Commission International Airport Revenue,
Issue 34D, Second Series, Series A, Pre-Refunded, 5.25%, 5/01/26.	$5,425,000	$5,799,650
Refunding, Second Series, Series A, 5.00%, 5/01/26	7,500,000	9,816,825
Refunding, Second Series, Series G, 5.00%, 5/01/23	4,970,000	5,836,818
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	9,197,748
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%, 6/15/19	2,610,000	2,880,553
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A, 5.00%,
11/01/28	5,000,000	6,306,400
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%,
6/01/24	10,275,000	11,956,504
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay North Redevelopment Project, Refunding, Series A, 5.00%, 8/01/35.	1,190,000	1,456,929
Mission Bay South Redevelopment Project, Refunding, Series C, 5.00%, 8/01/27	1,000,000	1,278,610
Mission Bay South Redevelopment Project, Refunding, Series C, 5.00%, 8/01/29	1,000,000	1,263,240
Mission Bay South Redevelopment Project, Refunding, Series C, 5.00%, 8/01/31	1,000,000	1,250,110
Mission Bay South Redevelopment Project, Refunding, Series C, 5.00%, 8/01/33	1,000,000	1,239,110
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/30	1,080,000	1,334,642
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/34	1,110,000	1,346,408
Mission Bay South Redevelopment Project, Series B, 5.00%, 8/01/28.	1,000,000	1,270,380
Mission Bay South Redevelopment Project, Series B, 5.00%, 8/01/32.	1,000,000	1,244,100
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 5.875%, 8/01/25	1,000,000	1,138,620
Mission Bay South Redevelopment Project, Series D, ETM, 5.50%, 8/01/19	1,030,000	1,160,491
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/21	1,000,000	1,147,530
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/23	1,000,000	1,147,530
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.00%, 8/01/25	1,465,000	1,670,950
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.125%, 8/01/26	1,550,000	1,773,293
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue, San
Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,204,010
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	14,964,590
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,957,600
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	13,432,250
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	8,144,400
San Jose USD Santa Clara County GO, Refunding, 5.00%, 8/01/29	7,400,000	9,330,364
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series
A, BAM Insured, 5.00%, 3/01/29	1,000,000	1,199,460
San Mateo County Transit District Revenue,
Refunding, Series A, 5.00%, 6/01/28	3,000,000	3,821,340
Refunding, Series A, 5.00%, 6/01/29	4,300,000	5,449,433
Refunding, Series A, 5.00%, 6/01/30	5,000,000	6,304,400
San Ysidro School District COP,
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/29.	1,100,000	1,321,232
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/31.	1,000,000	1,190,550
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/33.	1,050,000	1,237,278
Sanger Financing Authority Wastewater Revenue, Fresno County, Refunding, AGMC Insured, 5.00%,
6/15/34	7,000,000	8,300,880
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,986,350
Santa Ana USD, GO, Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,160,280
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/29	4,475,000	5,528,102

|18

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Sonoma CDA Successor Agency Tax Allocation,
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/29	$1,000,000	$1,225,760
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/33	1,200,000	1,441,080
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue,
Series A, 5.00%, 3/01/25.	15,410,000	18,412,330
Series A, 5.00%, 3/01/27.	11,945,000	14,217,178
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental
Center, Series A, 5.25%, 9/01/24	3,500,000	3,893,960
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/19	2,500,000	2,783,625
Southern California Public Power Authority Revenue,
Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,664,700
Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	6,342,550
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%, 5/01/28	1,040,000	1,220,045
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, Pre-Refunded, 5.25%,
1/01/24	5,000,000	5,485,650
Tustin CFD No. 06-1 Special Tax,
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/30	1,000,000	1,209,120
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/32	1,565,000	1,874,213
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/24	1,000,000	1,154,070
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,154,070
University of California Revenue,
General, Series AM, 5.00%, 5/15/27	3,000,000	3,767,250
General, Series AM, 5.00%, 5/15/28	1,835,000	2,289,309
General, Series U, 5.00%, 5/15/19	4,060,000	4,497,506
Series S, 5.00%, 5/15/19.	8,125,000	8,772,237
Series S, Pre-Refunded, 5.00%, 5/15/19	20,000	21,499
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,352,097
West Kern Community College District COP,
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/20.	1,015,000	1,038,436
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/21.	1,065,000	1,089,591
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/22.	1,115,000	1,140,745
AMBAC Insured, Pre-Refunded, 5.125%, 11/01/23	1,170,000	1,197,121
AMBAC Insured, Pre-Refunded, 5.125%, 11/01/24	1,230,000	1,258,511
Western Riverside Water and Wastewater Financing Authority Revenue,
Local Agency, Refunding, Series A, 5.00%, 9/01/23	810,000	971,773
Local Agency, Refunding, Series A, 5.00%, 9/01/24	1,690,000	2,060,380
Local Agency, Refunding, Series A, 5.00%, 9/01/25	1,670,000	2,064,521
Local Agency, Refunding, Series A, 5.00%, 9/01/28	1,790,000	2,221,283
Local Agency, Refunding, Series A, 5.00%, 9/01/29	2,115,000	2,614,013
Local Agency, Refunding, Series A, 5.00%, 9/01/31	2,320,000	2,844,343
Local Agency, Refunding, Series A, 5.00%, 9/01/33	2,170,000	2,639,111
Local Agency, Refunding, Series A, 5.00%, 9/01/35	730,000	880,701
Local Agency, Refunding, Series A, 5.00%, 9/01/36	770,000	925,232
Whittier UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/24	7,755,000	5,647,036
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/26	10,045,000	6,425,786
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26.	1,435,000	1,724,970
		1,834,880,997

|19

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 2.1%
Guam 0.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	$2,305,000	$2,421,080
Guam Power Authority Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	2,000,000	2,332,300
Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,384,500
		7,137,880
Puerto Rico 1.7%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,072,300
Series RR, NATL Insured, 5.00%, 7/01/21	5,000,000	5,070,400
Series WW, 5.375%, 7/01/23	5,000,000	3,383,750
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured,
6.00%, 7/01/23	11,645,000	13,393,264
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 5.00%, 8/01/24	10,000,000	5,262,500
		32,182,214
Total U.S. Territories		39,320,094
Total Municipal Bonds before Short Term Investments (Cost $1,737,425,989)		1,874,201,091

Short Term Investments 1.5%
Municipal Bonds 1.5%
California 1.5%
[b] California State GO,
Kindergarten, Refunding, Series B3, Daily VRDN and Put, 0.75%, 5/01/34	1,615,000	1,615,000
Series A-3, Daily VRDN and Put, 0.79%, 5/01/33	13,400,000	13,400,000
[b] Eastern Municipal Water District Water and Wastewater Revenue, Refunding, Series C, Weekly VRDN
and Put, 0.72%, 7/01/30	1,000,000	1,000,000
[b] Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.78%, 10/01/41.	1,000,000	1,000,000
[b] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily
VRDN and Put, 0.76%, 7/01/35	4,300,000	4,300,000
[b] University of California Regents Medical Center Pooled Revenue, Refunding, Series B-2, Daily VRDN and
Put, 0.78%, 5/15/32	7,560,000	7,560,000
Total Short Term Investments (Cost $28,875,000)		28,875,000
Total Investments (Cost $1,766,300,989) 99.5%		1,903,076,091
Other Assets, less Liabilities 0.5%.		9,535,477
Net Assets 100.0%		$1,912,611,568

See Abbreviations on page 25.

aA portion or all of the security purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|20

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, September 30, 2016 (unaudited)
Franklin California Ultra-Short Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 4.4%
California 4.4%
Beverly Hills PFA Wastewater Revenue, Refunding, Series A, 4.00%, 6/01/17	$350,000	$357,494
California State Economic Recovery GO, Series A, ETM, 5.00%, 7/01/17	330,000	340,362
California State GO, Various Purpose, Refunding, XLCA Insured, 4.50%, 6/01/17	300,000	307,341
Campbell USD, GO, Refunding, 4.00%, 8/01/17	300,000	307,950
Corona-Norco USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%, 8/01/17	300,000	310,227
Los Angeles USD, GO, Election of 2002, Series B, AGMC Insured, 5.00%, 7/01/21	335,000	345,264
Temecula Valley USD, GO, Riverside County, Election of 2012, Series B, AGMC Insured, 4.00%, 8/01/17	615,000	630,424
Total Municipal Bonds before Short Term Investments (Cost $2,603,395)		2,599,062

Short Term Investments 95.2%
Municipal Bonds 95.2%

California 95.2%
[a] California Infrastructure and Economic Development Bank Revenue, Los Angeles Special Project, Series A,
Weekly VRDN and Put, 0.89%, 7/01/33	2,000,000	2,000,000
[a] California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.92%,
11/01/26	2,500,000	2,500,000
California State Department of Water Resources Power Supply Revenue, Refunding, Series L, 5.00%,
5/01/17	1,345,000	1,378,194
California State Education Notes Revenue, Program Note Participation Note, Series A, TRAN, 2.00%,
6/30/17	2,000,000	2,016,140
[a] California State Educational Facilities Authority Revenue,
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.85%, 10/01/17	900,000	900,000
Various, California Institute of Technology, Series B, Weekly VRDN and Put, 0.84%, 10/01/36	2,100,000	2,100,000
Various, Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.85%, 10/01/22	1,400,000	1,400,000
California State GO,
Refunding, 4.00%, 10/01/16	535,000	535,000
Refunding, AMBAC Insured, 5.00%, 11/01/16	350,000	351,092
[a] Series A-1, Daily VRDN and Put, 0.80%, 5/01/33	1,200,000	1,200,000
Various Purpose, Pre-Refunded, 5.00%, 6/01/37.	850,000	873,681
Various Purpose, Refunding, 5.00%, 2/01/17	370,000	375,073
[a] California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series D, Weekly VRDN and Put, 0.82%, 11/01/34	1,500,000	1,500,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.83%, 3/01/47.	1,900,000	1,900,000
[a] California State HFAR, MFH III, Series A, Weekly VRDN and Put, 0.81%, 8/01/40	1,965,000	1,965,000
California State Infrastructure and Economic Development Bank Revenue, Clean Water Revolving Fund,
Refunding, 3.00%, 10/01/16	500,000	500,000
[a] Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, Weekly VRDN and
Put, 0.81%, 7/01/37.	2,000,000	2,000,000
[a] East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A-1,
Weekly VRDN and Put, 0.72%, 6/01/38	700,000	700,000
[a] Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.78%, 10/01/41	600,000	600,000
Long Beach Community College District GO, Election of 2016, Series B, 2.00%, 8/01/17	700,000	706,867
Los Angeles Community College District GO, Series I, 2.00%, 2/01/17	1,500,000	1,506,255
[a] Los Angeles County Housing Authority MFHR, Malibu Meadows Project, Refunding, Series B, FNMA
Insured, Weekly VRDN and Put, 0.84%, 4/15/28.	2,000,000	2,000,000
Los Angeles County Revenue, TRAN, 3.00%, 6/30/17	2,000,000	2,033,560
[a] Los Angeles Department of Water and Power Revenue,
Water System, Refunding, Series B, Sub Series B-1, Weekly VRDN and Put, 0.87%, 7/01/35	1,400,000	1,400,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.80%, 7/01/35	1,300,000	1,300,000
Los Angeles GO, Series B, TRAN, 3.00%, 6/29/17	2,000,000	2,031,780

Quarterly Statement of Investments | See Notes to Statements of Investments. | 21

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Ultra-Short Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Municipal Bonds (continued)
California (continued)
[a] The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series B-3, Daily VRDN and Put, 0.76%, 7/01/35	$700,000	$700,000
Refunding, Series D, Weekly VRDN and Put, 0.84%, 7/01/35	2,000,000	2,000,000
[a] Sacramento MUD Electric Revenue, sub. bond, Refunding, Series K, Weekly VRDN and Put, 0.83%,
8/15/28	2,000,000	2,000,000
San Diego County and School District Note Participations Revenue, 3.00%, 6/30/17	2,000,000	2,031,800
[a] San Diego County Regional Transportation Commission Sales Tax Revenue, Refunding, Series D, Weekly
VRDN and Put, 0.84%, 4/01/38	2,100,000	2,100,000
[a] San Francisco City and County Finance Corp. Revenue, Moscone Center, Refunding, Series 1, Weekly
VRDN and Put, 0.89%, 4/01/30	1,840,000	1,840,000
San Francisco City and County GO, Refunding, Series R1, 5.00%, 6/15/17	465,000	478,755
[a] Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding, Series A, Weekly VRDN and
Put, 0.84%, 6/01/26.	2,000,000	2,000,000
Santa Cruz County GO, TRAN, 3.00%, 6/29/17	2,000,000	2,031,480
University of California Regents Medical Center Pooled Revenue, Refunding, Series L, 1.75%, 5/15/17	1,000,000	1,006,140
[a] University of California Revenue, General, Series AL-1, Weekly VRDN and Put, 0.83%, 5/15/48	2,000,000	2,000,000
Ventura County CA, TRAN, 2.00%, 7/01/17	2,000,000	2,018,000
Total Short Term Investments (Cost $56,004,164)		55,978,817
Total Investments (Cost $58,607,559) 99.6%		58,577,879
Other Assets, less Liabilities 0.4%		240,664
Net Assets 100.0%		$58,818,543

See Abbreviations on page 25.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|22

FRANKLIN CALIFORNIA TAX-FREE TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin
	Franklin	California	Franklin
	California	Intermediate-Term	California
	Insured Tax-Free	Tax-Free Ultra-Short Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$1,425,160,760	$1,766,026,501	$58,607,559

Unrealized appreciation	$229,019,689	$143,915,404	$—
Unrealized depreciation	—	(6,865,813)	(29,680)

Net unrealized appreciation (depreciation)	$229,019,689	$137,049,591	$(29,680)

4. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2016, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure except for the following:

On October 28, 2016, Franklin California Tax-Free Income Fund (Acquiring Fund), pursuant to a plan of reorganization approved on October 18, 2016 by shareholders of Franklin California Insured Tax-Free Income Fund (Target), acquired 100% of the Target’s net assets, primarily made up of investment securities, through a tax-free exchange of shares of the Acquiring Fund for the net assets of the Target.

ABBREVIATIONS

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	HFAR	Housing Finance Authority Revenue
ABAG	The Association of Bay Area Governments	ID	Improvement District
AD	Assessment District	MFH	Multi-Family Housing
AGMC	Assured Guaranty Municipal Corp.	MFHR	Multi-Family Housing Revenue
AMBAC	American Municipal Bond Assurance Corp.	MTA	Metropolitan Transit Authority
BAM	Build America Mutual Assurance Co.	MUD	Municipal Utility District
BART	Bay Area Rapid Transit	NATL	National Public Financial Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corp.	PBA	Public Building Authority
CDA	Community Development Authority/Agency	PCFA	Pollution Control Financing Authority
CFD	Community Facilities District	PCR	Pollution Control Revenue
COP	Certificate of Participation	PFA	Public Financing Authority
CRDA	Community Redevelopment Authority/Agency	PFAR	Public Financing Authority Revenue
ETM	Escrow to Maturity	RDA	Redevelopment Agency/Authority
FGIC	Financial Guaranty Insurance Co.	SFMR	Single Family Mortgage Revenue
FHA	Federal Housing Authority/Agency	TRAN	Tax and Revenue Anticipation Note
FICO	Financing Corp.	UHSD	Unified/Union High School District
FNMA	Federal National Mortgage Association	USD	Unified/Union School District
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GO	General Obligation

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2016